Exceptional items	6 Months Ended
Dec. 31, 2018
Text block [abstract]
Exceptional items
4.	Exceptional items

Exceptional items are those gains or losses where their nature, including the expected frequency of the events giving rise to them, and amount is considered material to the financial statements. Such items included within the Group’s profit for the half year are detailed below. Exceptional items attributable to Discontinued operations are detailed in note 13 Discontinued operations:

Half year ended 31 December 2018	Gross US$M	Tax US$M	Net US$M
Exceptional items by category
Samarco dam failure	(210)	–	(210)
Global taxation matters	–	242	242

Total	(210)	242	32

Attributable to non-controlling interests	–	–	–
Attributable to BHP shareholders	(210)	242	32

Samarco Mineração SA (Samarco) dam failure

The exceptional loss of US$210 million related to the Samarco dam failure in November 2015 comprises the following:

Half year ended 31 December 2018	US$M
Expenses excluding net finance costs:
Costs incurred directly by BHP Billiton Brasil Ltda and other BHP entities in relation to the Samarco dam failure	(33)
Loss from equity accounted investments, related impairments and expenses:
Share of loss relating to the Samarco dam failure	(47)
Samarco dam failure provision	(70)
Net finance costs	(60)

Total(1)	(210)

(1)	Refer to note 12 Significant events – Samarco dam failure for further information.

Global taxation matters

Global taxation matters includes amounts released from provisions for tax matters and other claims resolved during the period.

Half year ended 31 December 2017 Restated	Gross US$M	Tax US$M	Net US$M
Exceptional items by category
Samarco dam failure	(210)	–	(210)
US tax reform	–	(2,320)	(2,320)

Total	(210)	(2,320)	(2,530)

Attributable to non-controlling interests	–	–	–
Attributable to BHP shareholders	(210)	(2,320)	(2,530)

Year ended 30 June 2018	Gross US$M	Tax US$M	Net US$M
Exceptional items by category
Samarco dam failure	(650)	–	(650)
US tax reform	–	(2,320)	(2,320)

Total	(650)	(2,320)	(2,970)

Attributable to non-controlling interests	–	–	–
Attributable to BHP shareholders	(650)	(2,320)	(2,970)